Fees Summary	May 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 394,000.00
Previously Paid Amount	0.00
Total Fee Amount	54.41
Total Offset Amount	0.00
Net Fee	54.41
Narrative - Max Aggregate Offering Price	$ 394,000.00
Final Prospectus	true